SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Warranty provision, beginning of year	$ 1,238	$ 1,202
Charged to costs and expenses relating to new sales	1,014	522
Costs of warranties granted	(793)	(519)
Foreign currency translation adjustments	(140)	33
Warranty provision, end of year	$ 1,319	$ 1,238